CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income	$ 34,805,905	$ 66,659,388	$ 42,650,028
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	(10,586,435)	(605,736)	2,712,069
Comprehensive income	24,219,470	66,053,652	45,362,097
Less: Comprehensive income (loss) attributable to non-controlling interests	(559,409)	129,794	280,424
Comprehensive income attributable to Leju shareholders	$ 24,778,879	$ 65,923,858	$ 45,081,673